Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income (loss)	$ 324,117	$ (14,113)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	850	1,028
Loss on extinguishment of debt	10,170
Noncash lease expense	928	1,312
Paid-in-kind interest on convertible notes payable	1,085	723
Amortization of debt discount	4,237	2,485
Share-based compensation	294	125
Change in fair value of convertible notes payable derivative liabilities	1,358	(1,118)
Change in fair value of contingent consideration liability		(27)
Change in fair value of warrant liability	(363,299)
Change in operating assets and liabilities, net of effects of business acquisition:
Accounts receivable	53	(28)
Prepaid expenses and other current assets	(8,301)	(62)
Other assets	19	106
Accounts payable	734	(684)
Accrued expenses and other current liabilities	5,764	(21)
Operating lease liabilities	(953)	(798)
Net cash used in operating activities	(22,944)	(11,072)
Investing activities:
Purchase of property and equipment	(311)	(349)
Purchase of investments	(237,851)
Proceeds from sale of property and equipment	22
Net cash used in investing activities	(238,140)	(349)
Financing activities:
Business Combination and PIPE financing, net of issuance costs paid	516,454
Proceeds from the exercise of stock warrants	124,536
Proceeds from convertible notes payable issuance and derivative liabilities	3,200	16,803
Proceeds from Paycheck Protection Program loan	908
Payments for deferred financing costs	(468)
Repayments on finance lease obligations	(247)	(201)
Proceeds from exercise of common stock options	121	7
Net cash provided by financing activities	644,504	16,609
Net increase in cash and cash equivalents:	383,420	5,188
Cash and cash equivalents, beginning of period	6,285	1,097
Cash and cash equivalents, end of period	$ 389,705	$ 6,285